UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(Exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Bruce W. Nordin, President

Whitebox Mutual Funds

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 253-6001

Copies to:

Matthew L. Thompson, Esq.	Richard L. Teigen, Esq.
Faegre & Benson LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, MN 55402	Milwaukee, WI 53202

Date of fiscal year end: October 31

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1 – Schedule of Investments.

WHITEBOX TACTICAL OPPORTUNITIES
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (47.06%)
Basic Materials (0.94%)
Mining (0.94%)
Freeport-McMoRan Copper & Gold, Inc.	2,700	$90,909

Total Basic Materials		90,909

Communications (4.60%)
Internet (1.44%)
IAC/InterActiveCorp(a)	903	47,507
Symantec Corp.(a)(b)	5,783	91,082

		138,589

Telecommunications (3.16%)
Cisco Systems, Inc.(a)	8,412	134,171
Corning, Inc.(a)	3,090	35,257
Rogers Communications, Inc., Class B	3,421	134,138

		303,566

Total Communications		442,155

Consumer, Cyclical (5.74%)
Airlines (1.66%)
Delta Air Lines, Inc.(b)	3,820	36,863
Hawaiian Holdings, Inc.(a)(b)	5,906	37,621
Republic Airways Holdings, Inc.(b)	10,057	45,760
United Continental Holdings, Inc.(a)(b)	2,107	39,801

		160,045

Retail (4.08%)
Best Buy Co., Inc.(a)	3,770	68,199
Brinker International, Inc.	818	26,511
Ezcorp, Inc., Class A(a)(b)	2,519	56,677
GameStop Corp., Class A	2,426	38,865
The Pep Boys-Manny Moe & Jack	5,829	52,869
Staples, Inc.(a)	6,984	88,976
Talbots, Inc.(b)	21,848	59,864

		391,961

Total Consumer, Cyclical		552,006

Consumer, Non-cyclical (3.06%)
Commercial Services (0.65%)
The Western Union Co.(a)	3,591	62,591

Food (1.33%)
The JM Smucker Co.	1,663	127,718

	Shares	Value
Consumer, Non-cyclical (continued)
Healthcare-Services (1.08%)
WellPoint, Inc.(a)	1,961	$104,502

Total Consumer, Non-cyclical		294,811

Energy (8.56%)
Oil & Gas (8.56%)
Bill Barrett Corp.(b)	6,536	137,648
Chesapeake Energy Corp.	3,955	74,433
Energy Partners Ltd.(a)(b)	8,630	145,847
EQT Corp.	2,053	115,789
Repsol SA, Sponsored ADR	5,536	88,632
SandRidge Energy, Inc.(b)	9,521	64,933
Stone Energy Corp.(b)	2,704	71,007
Ultra Petroleum Corp.(b)	5,260	124,978

		823,267

Total Energy		823,267

Financial (13.97%)
Banks (7.20%)
Bank of America Corp.(a)	16,868	123,811
Barclays PLC, Sponsored ADR	8,800	92,048
Citigroup, Inc.(a)	4,617	125,259
The Goldman Sachs Group, Inc.(a)	1,361	137,325
JPMorgan Chase & Co.	1,665	59,940
Morgan Stanley(a)	11,277	154,044

		692,427

Diversified Financial Services (1.61%)
Ameriprise Financial, Inc.(a)	1,084	56,064
Ocwen Financial Corp.(b)	5,000	98,800

		154,864

Insurance (2.89%)
Berkshire Hathaway, Inc., Class B(a)(b)	1,092	92,645
eHealth, Inc.(b)	91	1,672
Hartford Financial Services Group, Inc.	2,665	43,839
MetLife, Inc.(a)	2,752	84,679
Prudential Financial, Inc.	1,144	55,233

		278,068

Private Equity (1.13%)
American Capital Ltd.(a)(b)	10,924	108,803

Real Estate (0.45%)
AV Homes, Inc.(a)(b)	3,495	43,268

Real Estate Investment Trusts (0.41%)
Two Harbors Investment Corp.	3,475	39,858

	Shares	Value
Financial (continued)
Savings & Loans (0.28%)
Hudson City Bancorp, Inc.	4,294	$27,267

Total Financial		1,344,555

Industrial (3.83%)
Aerospace/Defense (1.83%)
BE Aerospace, Inc.(b)	2,300	90,229
L-3 Communications Holdings, Inc.(a)	592	41,967
Lockheed Martin Corp.	496	44,278

		176,474

Engineering & Construction (0.02%)
Engility Holdings, Inc.(a)(b)	98	1,431

Machinery-Diversified (1.05%)
Cognex Corp.	3,000	101,400

Miscellaneous Manufacturing (0.93%)
Crane Co.	2,300	89,700

Total Industrial		369,005

Technology (6.36%)
Computers (0.54%)
CACI International, Inc., Class A(b)	925	52,216

Semiconductors (4.09%)
Applied Materials, Inc.(a)	7,758	84,485
Broadcom Corp., Class A	1,967	66,642
GT Advanced Technologies, Inc.(a)(b)	9,876	50,565
QLogic Corp.(b)	3,539	40,840
QUALCOMM, Inc.(a)	2,530	150,990

		393,522

Software (1.73%)
BMC Software, Inc.(b)	1,404	55,598
Microsoft Corp.(a)	3,742	110,277

		165,875

Total Technology		611,613

TOTAL COMMON STOCKS
(Cost $4,547,719)		4,528,321

EXCHANGE TRADED FUNDS (30.98%)
Equity Funds (30.98%)
Energy Select Sector SPDR® Fund	1,446	100,714
Industrial Select Sector SPDR® Fund	8,668	310,401

	Shares	Value
Equity Funds (continued)
SPDR® S&P 500® ETF Trust(a)	18,659	$2,569,531

		2,980,646

TOTAL EXCHANGE TRADED FUNDS

(Cost $2,898,934)		2,980,646

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (0.40%)
Purchased Call Options (0.16%)
Intel Corp.	01/19/2013	$27.00	50	$4,750
Medtronic, Inc.	01/19/2013	39.00	20	5,120
Microsoft Corp.	09/22/2012	29.00	20	2,280
SPDR® Technology	09/22/2012	31.00	200	2,800

Total Purchased Call Options				14,950

Purchased Put Options (0.24%)
CBOE® SPX® Volatility Index	08/22/2012	21.00	50	13,250
Lowes Companies, Inc.	08/18/2012	27.00	60	10,260

Total Purchased Put Options				23,510

TOTAL PURCHASED OPTIONS
(Cost $35,864)				38,460

			Shares	Value
RIGHTS: 0.94%
Sanofi CVR, Expires: 12/31/20(b)			62,547	$90,068

TOTAL RIGHTS
(Cost $82,065)				90,068

WARRANTS: 0.01%
Two Harbors Investment Corp., Strike Price: $11.00, Expires: 11/07/13(b)			1,684	892

TOTAL WARRANTS
(Cost $879)				892

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (20.05%)
Money Market Fund (20.05%)
Wells Fargo Advantage 100% Treasury Money Market Fund(a)		0.01000%	1,929,783	$1,929,783

TOTAL SHORT TERM INVESTMENTS
(Cost $1,929,783)				1,929,783

TOTAL INVESTMENTS (99.44%)
(Cost $9,495,244)				$9,568,170

Other Assets In Excess Of Liabilities (0.56%)				53,870
NET ASSETS (100.00%)				$9,622,040

(a)	Security position is either entirely or partially held in a segregated account as collateral for options contracts aggregating a total market value of $2,064,000.
(b)	Non-income producing security.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCK
Communications
Internet
Rackspace Hosting, Inc.	(1,497)	$(65,688)
Shutterfly, Inc.	(3,049)	(100,099)
Vitacost.com, Inc.	(9,975)	(65,835)

		(231,622)

Total Communications		$(231,622)

Consumer, Cyclical
Apparel
K-Swiss, Inc., Class A	(26,327)	(81,877)
Skechers U.S.A., Inc., Class A	(4,435)	(88,434)

		(170,311)

Entertainment
Vail Resorts, Inc.	(1,857)	(92,181)

Retail
Coinstar, Inc.	(696)	(33,053)

Total Consumer, Cyclical		(295,545)

Consumer, Non-cyclical
Beverages
Peet’s Coffee & Tea, Inc.	(1,245)	(93,873)

Pharmaceuticals
Neogen Corp.	(2,022)	(77,786)

Total Consumer, Non-cyclical		(171,659)

Energy
Oil & Gas
InterOil Corp.	(1,245)	(106,622)

Total Energy		(106,622)

Financial
Diversified Financial Services
Financial Engines, Inc.	(3,824)	(71,777)

Insurance
eHealth, Inc.	(91)	(1,672)

Real Estate
The St. Joe Co.	(4,653)	(78,775)

Total Financial		(152,224)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
Industrial
Building Materials
Texas Industries, Inc.	(2,372)	$(99,078)

Total Industrial		(99,078)

TOTAL COMMON STOCK
(Proceeds $959,166)		(1,056,750)

EXCHANGE TRADED FUNDS
Equity Funds
iShares® Russell 2000® Index Fund	(3,770)	(295,380)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $300,095)		(295,380)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,259,261)		$(1,352,130)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN CALL OPTIONS
CBOE® SPX® Volatility Index	08/22/2012	$27.00	(30)	$(1,950)
iShares® Russell 2000® Index Fund	11/17/2012	76.00	(70)	(38,290)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $45,891)				(40,240)

WRITTEN PUT OPTIONS
Intel Corp.	01/19/2013	24.00	(50)	(5,950)
Lowes Companies, Inc.	01/19/2013	26.00	(60)	(14,760)
Medtronic, Inc.	01/19/2013	34.00	(20)	(1,760)
Microsoft Corp.	09/22/2012	29.00	(20)	(1,580)
SPDR® Technology	09/22/2012	27.00	(200)	(5,000)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $46,437)				(29,050)

TOTAL WRITTEN OPTIONS
(Premiums received $92,328)				$(69,290)

Common Abbreviations:

ADR - American Depository Receipt.

CBOE - Chicago Board Options Exchange.

CVR - Contingent Value Rights.

ETF - Exchange Traded Fund.

Ltd. - Limited.

PLC - Public Limited Company.

S&P - Standard & Poor’s.

SPDR - Standard & Poor’s Depositary Receipt.

SPX - S&P 500 Index.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

1.	ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund (the “Fund”). The Fund commenced operations on December 1, 2011. The investment objective of the Fund is to provide investors with a high level of total investment return, consistent with prudent investment management. The Fund is classified as non-diversified as defined in the 1940 Act.

The Fund is authorized to issue its shares in three share classes – Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments $1 million or more), Advisor Shares (offered without a front-end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the Schedule of Investments:

(a)

Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market, provided, however, that in the event the spread between the bid and the asked prices is so large that in the judgment of Whitebox Advisors, LLC (the “Advisor”) using the mean would overstate the value of a security, the Advisor, under the oversight of the Board of Trustees will fair value the security (fair valuation is discussed in more detail below). Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Advisor pursuant to procedures established under the general supervision and responsibility of the Trust’s Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These are generally categorized as Level 2 in the hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Advisor. The Pricing Committee for the Trust may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)

The Schedule of Investments was prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

3.	FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

Whitebox Tactical Opportunities Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks (a)	$4,528,321	$–	$–	$4,528,321
Exchange Traded Funds	2,980,646	–	–	2,980,646
Purchased Options	38,460	–	–	38,460
Rights	90,068	–	–	90,068
Warrants	892	–	–	892
Short Term Investments	1,929,783	–	–	1,929,783
Total	$9,568,170	$–	$–	$9,568,170

Other Financial Instruments
Liabilities
Common Stocks (a)	$(1,056,750)	$–	$–	$(1,056,750)
Written Options	(69,290)	–	–	(69,290)
Exchange Traded Funds	(295,380)	–	–	(295,380)
Total	$(1,421,420)	$–	$–	$(1,421,420)

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012. For the period ended July 31, 2012, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

4.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

5.	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of the Fund’s total return. The Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Fund if the other party to the contract defaults.

The Fund’s use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Written option activity for the period ended July 31, 2012 was as follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Options outstanding at December 1, 2011(1)	-	$-	-	$-

Options written	(492)	(126,078)	(834)	(62,133)

Options closed	136	22,578	-	-

Options expired	157	44,190	484	15,696

Options exercised	99	13,419	-	-

Options outstanding at July 31, 2012	(100)	$(45,891)	(350)	$(46,437)

Market value at July 31, 2012		$(40,240)		$(29,050)

(1)	The Fund’s inception date was December 1, 2011.

The number of options contracts held at July 31, 2012 is representative of options contracts activity during the period ended July 31, 2012.

6.	FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2012, are displayed in the table below. The difference between book and tax basis unrealized appreciation/ (depreciation) for the Fund is attributable primarily to the tax deferral of losses on wash sales.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Whitebox Tactical Opportunities Fund	$9,512,309	$361,271	$(305,410)	$55,861

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce Nordin
Bruce Nordin
President

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce Nordin
Bruce Nordin
President

Date:	September 28, 2012

By:	/s/ Clint B. Semm
Clint B. Semm
Treasurer

Date:	September 28, 2012